Operating Segments (Details) - Schedule of reporting operating segments	12 Months Ended
Dec. 31, 2021 USD ($)
Operating Segments (Details) - Schedule of reporting operating segments [Line Items]
External customers	$ 2,544,000
Inter-segment revenues
Total revenues	2,544,000
Segment income (loss)	(54,062,000)
Other expenses	(161,173,000)
Loss before taxes on income	(215,235)
Brokerage Segment [Member]
Operating Segments (Details) - Schedule of reporting operating segments [Line Items]
External customers	2,278,000
Inter-segment revenues
Total revenues	2,278,000
Segment income (loss)	254,000
Digital Assets Segment [Member]
Operating Segments (Details) - Schedule of reporting operating segments [Line Items]
External customers	266,000
Inter-segment revenues
Total revenues	266,000
Segment income (loss)	$ (54,316,000)